Schedule of Marketable Securities (Details) (USD $)	Oct. 31, 2014	Apr. 30, 2014
Marketable Securities	$ 353,531	$ 0
Certificates of Deposit [Member]
Marketable Securities	100,227	0
Mutual Funds [Member]
Marketable Securities	$ 253,304	$ 0